VictoryShares US Multi-Factor Minimum Volatility ETF Expense Example - VictoryShares US Multi-Factor Minimum Volatility ETF - VictoryShares US Multi-Factor Minimum Volatility ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	224
Expense Example, with Redemption, 10 Years	$ 512